General information	12 Months Ended
Dec. 31, 2025
General Information
General information

1	General information

Nexa Resources S.A. (“NEXA” or “Parent Company”) is a public limited liability company (société anonyme) incorporated and domiciled in the Grand Duchy of Luxembourg. Its shares are publicly traded on the New York Stock Exchange (“NYSE”).

The Company’s registered office is located at 37A, Avenue J. F. Kennedy in the city of Luxembourg in the Grand Duchy of Luxembourg.

NEXA and its subsidiaries (the “Company”) operate large-scale, mechanized underground and open pit mines, as well as smelters. The Company owns and operates three polymetallic mines in Peru and two polymetallic mines in Brazil. Additionally, the Company owns and operates a zinc smelter in Peru and two zinc smelters in Brazil.

NEXA’s majority shareholder is Votorantim S.A. (“VSA”), which holds 64.68% of its equity. VSA is a Brazilian privately-owned industrial conglomerate that holds ownership interests in metal, steel, cement, and energy companies, among others.

(a)	Impact of new United States tariff decisions

On April 2, 2025, the President of the United States issued an Executive Order imposing a 10% tariff on imports from most countries and up to 50% on selected nations, pursuant to the International Emergency Economic Powers Act (IEEPA). In addition, an investigation was initiated into the potential imposition of tariffs on critical minerals, including zinc and copper. However, the United States remains highly dependent on imports of refined zinc, which reduces the likelihood of the application of significant tariffs on this metal.

During the 2025 fiscal year and up to the issuance date of these financial statements, no further developments occurred regarding the imposition of tariffs on critical minerals. Accordingly, the Company has not identified any material impacts arising from trade measures adopted by the United States or from the potential imposition of import tariffs on zinc or copper. The primary impact observed continues to be exchange rate volatility, driven by U.S. economic policy announcements and ongoing geopolitical tensions.